Taxation - Analysis of Tax Recognized in the Consolidated Statement of Profit and Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Major components of tax expense (income) [abstract]
Loss before tax	$ (375,985)	$ (183,391)	[1]	$ (145,846)	[1]
Tax on loss on ordinary activities	(71,437)	(34,844)		(27,711)
State and local income taxes, net of federal benefit	(320)	0		0
Benefit of foreign operations	(218)	0		0
Deferred tax not recognized	38,563	31,271		25,552
Expenses not deductible for tax purposes	33,512	4,142		187
Non-taxable income	(11,003)	0		0
Change in fair value of warrants	8,903	0		0
Tax arising on share in associates	495	0		0
Adjustments to tax in respect of previous periods	31	4,070		(2,102)
All other, net	0	0		(1,485)
Tax (benefit) provision	$ (1,474)	$ 4,639	[1]	$ (5,559)	[1]

[1]	Restated to reflect reclassification of certain expense items described in Note 2.